Basis of preparation and consolidation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reclassification to reduce cash and cash equivalents
Significant Accounting Policies [Line Items]
Prior period reclassification adjustment	$ 322,198
Reclassification from cash and cash equivalents to restricted cash
Significant Accounting Policies [Line Items]
Prior period reclassification adjustment	(200,492)
Reclassification from cash and cash equivalents to short-term investments
Significant Accounting Policies [Line Items]
Prior period reclassification adjustment	(35,936)
Reclassification from cash and cash equivalents to other investments
Significant Accounting Policies [Line Items]
Prior period reclassification adjustment	(85,770)
Increase (decrease) net cash (used in) investing activities
Significant Accounting Policies [Line Items]
Prior period reclassification adjustment	163,541	33,299
Net (decrease) in cash
Significant Accounting Policies [Line Items]
Prior period reclassification adjustment	$ (163,541)	$ (33,299)